Shareholders equity (Tables)	12 Months Ended
Dec. 31, 2021
Shareholders' equity
Schedule of dividends

	2021		Record date	2020		Record date	2019		Record date
Interim dividend	6.25	¢	November 12, 2021	-			4.17	¢	November 15, 2019
Final dividend	6.25	¢	May 27, 2022	12.50	¢	May 28, 2021	-
Total dividend	12.50	¢		12.50	¢		4.17	¢